Impairment of asset held for sale - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020	[1]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	£ 398.3	£ 363.5
Deferred tax liabilities	32.1	41.5
Cost And Carrying Amount [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	398.3	£ 363.5	£ 184.3
Cost And Carrying Amount [Member] | Firefly BioWorks Multiplex And Assay Technology [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	1.6
Deferred tax liabilities	4.1
Other liabilities	0.2
Other cost	0.2
Assets and liabilities classified as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impact on financial statement by provision for bad debts
Research And Development Expenses [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impact on financial statement by provision for bad debts	£ 18.3

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.